Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share [Abstract]
Weighted average basis	24,777,946	35,185,538	28,672,636
Restricted shares	523,097	1,032,167	941,263
Anti-dilutive effect	822,952	7,975,942	8,202,538